Statements of Preferred Stock and Stockholders' Equity - USD ($)		Preferred Stock Series A, B, C Preferred Stock	Class A Common Stock Common Stock Sponsor Northern Genesis Acquisition Corp. II		Class A Common Stock Common Stock FPA warrants Northern Genesis Acquisition Corp. II		Class A Common Stock Common Stock FPA warrants PIPE Financing	Class A Common Stock Common Stock PIPE Financing		Class A Common Stock Common Stock		Class B Common Stock Common Stock		Founders Preferred Stock	Preferred Stock [1]	Common Stock		Warrants issued and outstanding FPA warrants Northern Genesis Acquisition Corp. II	Warrants issued and outstanding FPA warrants PIPE Financing	Warrants issued and outstanding Working Capital warrants Northern Genesis Acquisition Corp. II	Warrants issued and outstanding PIPE Financing	Warrants issued and outstanding	Additional Paid-in Capital Sponsor Northern Genesis Acquisition Corp. II	Additional Paid-in Capital FPA warrants Northern Genesis Acquisition Corp. II	Additional Paid-in Capital FPA warrants PIPE Financing	Additional Paid-in Capital Working Capital warrants Northern Genesis Acquisition Corp. II	Additional Paid-in Capital PIPE Financing	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Sponsor Northern Genesis Acquisition Corp. II	FPA warrants Northern Genesis Acquisition Corp. II	FPA warrants PIPE Financing	Working Capital warrants Northern Genesis Acquisition Corp. II	PIPE Financing	Total
Balances at the beginning at Dec. 31, 2019															$ 1,000													$ 128,297,000	$ (37,159,000)	$ 69,000						$ 91,208,000
Balances at the beginning (in shares) at Dec. 31, 2019		260,582,311												484,912		140,201,723
Shares issued upon exercise of stock options	[1]																											121,000								$ 121,000
Shares issued upon exercise of stock options (in shares)																1,014,732	[1]																			1,934,106
Vesting of early exercised stock options																												61,000								$ 61,000
Stock-based compensation																												970,000								970,000
Other comprehensive loss																														(24,000)						(24,000)
Net loss																													(21,531,000)							(21,531,000)
Balance as the end at Dec. 31, 2020															1,000													129,449,000	(58,690,000)	45,000						70,805,000
Balance as the end (in shares) at Dec. 31, 2020		260,582,311												484,912		141,216,455
Issuance of common stock			$ 1,000	[1]	$ 1,000	[1]	$ 4,000,000	$ 2,000	[1]														$ 85,037,000		$ 40,000,000		$ 159,998,000				$ 85,038,000	$ 1,000	$ 40,000,000		$ 160,000,000
Issuance of common stock (in shares)			10,038,097		11,413,711			16,000,000
Shares issued upon exercise of stock options	[1]																											189,000								$ 189,000
Shares issued upon exercise of stock options (in shares)																1,758,750	[1]																			1,781,794
Vesting of early exercised stock options																												66,000								$ 66,000
Issuance costs																												(41,082,000)								(41,082,000)
Stock-based compensation																												47,767,000								47,767,000
Other comprehensive loss																														$ (45,000)						(45,000)
Issuance of common stock for services										$ 642,578																		819,000								819,000
Issuance of Common Stock - Convertible Notes																												37,445,000								37,445,000
Issuance of Common Stock - Convertible Notes (in shares)										3,774,951
Merger recapitalization - Class A common stock net of issuance costs										$ 32,000	[1]				$ (1)																					31,000
Merger recapitalization - Class A common stock net of issuance costs (in shares)		(260,582,311)								316,963,649				(484,912)		(55,896,424)
Merger recapitalization - Class B common stock net of issuance costs												$ 9,000	[1]																							9,000
Merger recapitalization - Class B common stock net of issuance costs (in shares)												87,078,781				(87,078,781)
Issuance of Warrants																		$ 13,799,936,000	$ 666,663,000	$ 2,000,000,000	$ 6,686,667,000			$ (24,564,000)	$ (1,187,000)	$ (3,560,000)	$ (11,902,000)					$ (24,564,000)	$ (1,187,000)	$ (3,560,000)	$ (11,902,000)
Assumptions of SPAC assets and liabilities																												(983,000)								(983,000)
Net loss																													(124,213,000)							(124,213,000)
Balance as the end at Dec. 31, 2021										$ 36,000	[1]	$ 9,000	[1]									$ 23,153,266,000						$ 417,492,000	$ (182,903,000)							$ 234,634,000
Balance as the end (in shares) at Dec. 31, 2021										362,832,986		87,078,781

[1]	Insignificant amounts are rounded to zero (“— ”) for disclosure